Transactions with related parties (Details Narrative) $ in Thousands	2 Months Ended		4 Months Ended	6 Months Ended
	Mar. 11, 2024 USD ($)	Feb. 28, 2024 USD ($)	Apr. 24, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 17, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023
Related Party Transaction [Line Items]
Advances for vessels under construction				$ 74,654
Total consideration				1,135,573		$ 455,791
Repayments of Debt				333,847		64,487
Vessel operating expenses				5,959		5,212
General and administrative expenses				7,723		5,115
Floating fee management agreements [Member]
Related Party Transaction [Line Items]
Vessel operating expenses				5,946		5,212
Fixed fee management agreements [Member]
Related Party Transaction [Line Items]
Vessel operating expenses				13		0
Umbrella seller's credit [Member]
Related Party Transaction [Line Items]
Amount used from Umbrella seller's credit				134,764
Repayments of Debt	$ 39,973	$ 12,789	$ 39,838
Administrative And Service Agreements [Member]
Related Party Transaction [Line Items]
General and administrative expenses				1,175		$ 1,175
Gas Vessels [member] | 10 SPAs With CMTC [Member]
Related Party Transaction [Line Items]
Percentage of equity interests acquired					100.00%
Number of vessels					10
Vessels cost					$ 755,976
Expected delivery date of the Gas carriers under construction					between the first quarter of 2026 and the third quarter of 2027
Advances for vessels under construction					$ 74,654
Total remaining contracted cost					681,322
Gas Vessels [member] | Capital-Gas | First of Three Instalments [Member]
Related Party Transaction [Line Items]
Supervision cost					$ 1,200
LNG/C Axios II, LNG/C Apostolos, LNG/C Aktoras LNG/C Assos [member] | Umbrella Agreement [Member]
Related Party Transaction [Line Items]
Total consideration				$ 1,204,000
LNG/C Axios II, LNG/C Assos, LNG/C Apostolos | Umbrella Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction				Upon delivery, the LNG/C Axios II, the LNG/C Assos and the LNG/C Apostolos, entered into a floating fee management agreement and the LNG/C Aktoras entered into a fixed fee management agreement with Capital-Gas
CMTC [member]
Related Party Transaction [Line Items]
Percentage of equity interests acquired				54.30%			54.20%
Capital Gas Corp. [Member]
Related Party Transaction [Line Items]
Percentage of equity interests acquired				2.10%			2.10%